Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Company's Subsidiaries, Associates and Joint Ventures

The table below is a list of the Company’s subsidiaries, associates and joint venture:

				Direct and indirect interest
Name	Principal activities	Country	Investment type	2018	2017	2016
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	—
EAS Educação S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Novagaúcha Editora e Livraria Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Sistema de Ensino Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Desenvolvimento Educacional Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAS Livrarias Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
SAE Digital S.A. (*)	Educational content	Brazil	Subsidiary	100.0%	100.0%	70.0%
Escola de Aplicação São José dos Campos Ltda.	Educational services	Brazil	Subsidiary	69.6%	69.6%	51.0%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A. (**)	Educational content	Brazil	Subsidiary	51.5%	51.5%	40.0%
NS Ventures Participações Ltda. (***)	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
NS Educação Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
WPensar S.A.	Educational technology	Brazil	Joint venture	25.0%	25.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Associate	8.05%	6.5%	6.5%

(*)	In 2016, the Company acquired 70% of SAE Digital S.A. and acquired the remaining 30% interest in October 2017, as described in Note 4.
(**)

In December 2015, the Company acquired 40% interest in International School and such investments was accounted for under the equity method through January 2017, when the Company acquired control and International School became a consolidated subsidiary of the Company. See Note 4.

(***)	NS Ventures Participações Ltda. is a holding entity incorporated by the Company in 2017, with the purpose of acquiring other business.

Summary of Estimated Useful Life of the Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	10% to 30%

Summary of Adopting IFRS 9 Impact on the Statement of Financial Position

The effect of adopting IFRS 9 is, as follows:

Impact on the statement of financial position as of January 1, 2018:

Assets
Trade receivables	(b	)	(5,757)
Tax effects			1,450
Equity

Retained earnings	(b	)	(4,307)

Summary of Resulting from the Reclassification of Financial Assets

The main effects resulting from this reclassification are as follows:

Financial assets	Fair value through profit and loss (FVPL)	Loans and receivables	Amortized cost
Balance at December 31, 2017 – IAS 39 *	49,197	142,292	—
Reclassify financial investments from loans and receivables to amortized cost	—	(114,363)	114,363
Reclassify financial investments from loans and receivables to FVPL (*)	27,929	(27,929)	—

Balance at January 1, 2018 - IFRS 9	77,126	—	114,363

(*)

As a result of the implementation of IFRS 9 in 2018, the Company reclassified some financial investments from loans and receivables to FVPL as described on note 24. The fair value of those instruments did not differ from the amortized cost as of January 1, 2018.

Summary of Impairment Allowances for Trade Receivables

The impairment allowances for trade receivables as at January 1, 2018 is as follows:

Trade receivables
At December 31, 2017 – calculated under IAS 39	(4,533)
Effects on the adoption of IFRS 9	(5,757)

At January 1, 2018 – calculated under IFRS 9	(10,290)

Summary of Impact of IFRS 16 Adoption

During 2018, the Company has performed a detailed impact assessment of IFRS 16. In summary the impact of IFRS 16 adoption in 2019 is expected to be, as follows:

Financial position
Property and equipment (right-of-use assets)	20,595
Lease liabilities	(22,908)
Net impact on equity	(2,313)
Statement of income (loss)
Depreciation expense (included in administrative expenses)	(4,803)
Finance costs	(1,529)
Rental expense	5,056
Profit (loss) for the year	(1,276)